LONG-TERM LOANS FROM BANKS (Schedule of Annual Maturities of Long-Term Loans From Banks) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (current maturities)	$ 9,031
2014	5,401
2015	2,358
2016	1,585
Long-term loans from banks	$ 18,375	$ 18,537